Revenue (Disaggregation Of Revenue) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 5,340	$ 5,189
Service [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,994	4,856
Equiptment and Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	353	337
Operating Segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,347	5,193
Intersegment Eliminations [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(7)	(4)
Wireless [Member] | Service [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	694	564
Wireless [Member] | Equiptment and Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	353	337
Wireless [Member] | Operating Segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,047	901
Wireline [Member] | Service [Member] | Consumer [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,707	3,725
Wireline [Member] | Service [Member] | Business [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	593	567
Wireline [Member] | Operating Segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 4,300	$ 4,292